Long-Term Debt - Schedule of Future Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (remaining three months)	$ 1,563
2023	6,250	$ 5,000
2024	6,250	5,000
2025	6,250	27,500
2026	6,250
2027	96,876
Long-term debt	$ 123,438	$ 37,500